Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents are analysed as follows:

	31/12/21	31/12/20
Cash on hand	201	881
Bank accounts	53,271	47,306
Total	53,472	48,187

Summary of Cash and Cash Equivalents by Geographic Area

The following tables show the Group’s cash and cash equivalents broken-down by region.

	31/12/21	31/12/20
Europe	36,550	38,773
China	9,938	6,040
North America	5,924	2,725
South America	786	533
Other	274	116
Total	53,472	48,187

Summary of Reconciliation Between Amount of Cash and Cash Equivalents

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following:

	31/12/21	31/12/20	31/12/19
Cash and cash equivalents in the statement of financial position	53,472	48,187	39,799
Bank overdrafts repayable on demand	(1,223)	(2,111)	(1,974)
Cash and cash equivalents in the statement of cash flows	52,249	46,076	37,825

Bank overdrafts repayable on demand form an integral part of the Group’s cash management (see note 25).